UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: May 31

Date of reporting period: August 31, 2012

Item 1. Schedule of Investments.

TIAA-CREF LIFECYCLE FUNDS – Lifecycle Retirement Income Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE RETIREMENT INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 39.5%
5,607,085	TIAA-CREF Bond Fund	$61,173,300
73,139	TIAA-CREF Bond Plus Fund	796,480
170,956	TIAA-CREF High-Yield Fund	1,742,047

	TOTAL FIXED INCOME	63,711,827

INFLATION-PROTECTED ASSETS - 9.9%
1,277,871	TIAA-CREF Inflation-Linked Bond Fund	15,922,270

	TOTAL INFLATION-PROTECTED ASSETS	15,922,270

INTERNATIONAL EQUITY - 11.9%
503,829	TIAA-CREF Emerging Markets Equity Fund	4,967,752
679,255	TIAA-CREF Enhanced International Equity Index Fund	4,462,702
206,497	TIAA-CREF Global Natural Resources Fund	2,007,149
918,795	TIAA-CREF International Equity Fund	7,717,875

	TOTAL INTERNATIONAL EQUITY	19,155,478

SHORT-TERM FIXED INCOME - 9.9%
1,517,842	TIAA-CREF Short-Term Bond Fund	15,937,339

	TOTAL SHORT-TERM FIXED INCOME	15,937,339

U.S. EQUITY - 28.6%
842,411	TIAA-CREF Enhanced Large-Cap Growth Index Fund	8,247,204
989,422	TIAA-CREF Enhanced Large-Cap Value Index Fund	8,390,301
712,373	TIAA-CREF Growth & Income Fund	7,415,804
740,157	TIAA-CREF Large-Cap Growth Fund	8,667,243
639,801	TIAA-CREF Large-Cap Value Fund	8,778,069
20,851	TIAA-CREF Mid-Cap Growth Fund	418,261
26,957	TIAA-CREF Mid-Cap Value Fund	493,317
243,550	TIAA-CREF Small-Cap Equity Fund	3,558,263

	TOTAL U.S. EQUITY	45,968,462

	TOTAL TIAA-CREF FUNDS	160,695,376

	(Cost $145,887,539)

	TOTAL INVESTMENTS - 99.8%	160,695,376
	(Cost $145,887,539)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	264,559

	NET ASSETS - 100.0%	$160,959,935

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2010 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2010 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.7%(a)

FIXED INCOME - 37.9%
26,192,445	TIAA-CREF Bond Fund	$285,759,576
651,276	TIAA-CREF Bond Plus Fund	7,092,391
1,158,058	TIAA-CREF High-Yield Fund	11,800,608

	TOTAL FIXED INCOME	304,652,575

INFLATION-PROTECTED ASSETS - 6.8%
4,357,590	TIAA-CREF Inflation-Linked Bond Fund	54,295,566

	TOTAL INFLATION-PROTECTED ASSETS	54,295,566

INTERNATIONAL EQUITY - 14.0%
2,925,671	TIAA-CREF Emerging Markets Equity Fund	28,847,114
4,277,664	TIAA-CREF Enhanced International Equity Index Fund	28,104,255
1,192,823	TIAA-CREF Global Natural Resources Fund	11,594,238
5,280,954	TIAA-CREF International Equity Fund	44,360,014

	TOTAL INTERNATIONAL EQUITY	112,905,621

SHORT-TERM FIXED INCOME - 6.8%
5,172,738	TIAA-CREF Short-Term Bond Fund	54,313,746

	TOTAL SHORT-TERM FIXED INCOME	54,313,746

U.S. EQUITY - 34.2%
5,059,199	TIAA-CREF Enhanced Large-Cap Growth Index Fund	49,529,557
5,936,501	TIAA-CREF Enhanced Large-Cap Value Index Fund	50,341,531
4,243,138	TIAA-CREF Growth & Income Fund	44,171,069
4,409,255	TIAA-CREF Large-Cap Growth Fund	51,632,381
3,812,888	TIAA-CREF Large-Cap Value Fund	52,312,826
133,721	TIAA-CREF Mid-Cap Growth Fund	2,682,451
170,968	TIAA-CREF Mid-Cap Value Fund	3,128,709
1,450,854	TIAA-CREF Small-Cap Equity Fund	21,196,975

	TOTAL U.S. EQUITY	274,995,499

	TOTAL TIAA-CREF FUNDS	801,163,007

	(Cost $733,395,009)

	TOTAL INVESTMENTS - 99.7%	801,163,007
	(Cost $733,395,009)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	2,524,485

	NET ASSETS - 100.0%	$803,687,492

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2015 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2015 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 35.1%
33,038,912	TIAA-CREF Bond Fund	$360,454,533
1,633,035	TIAA-CREF Bond Plus Fund	17,783,753
2,402,672	TIAA-CREF High-Yield Fund	24,483,227

	TOTAL FIXED INCOME	402,721,513

INFLATION-PROTECTED ASSETS - 4.8%
4,391,126	TIAA-CREF Inflation-Linked Bond Fund	54,713,429

	TOTAL INFLATION-PROTECTED ASSETS	54,713,429

INTERNATIONAL EQUITY - 15.9%
4,664,427	TIAA-CREF Emerging Markets Equity Fund	45,991,247
7,178,263	TIAA-CREF Enhanced International Equity Index Fund	47,161,185
1,883,921	TIAA-CREF Global Natural Resources Fund	18,311,708
8,385,144	TIAA-CREF International Equity Fund	70,435,206

	TOTAL INTERNATIONAL EQUITY	181,899,346

SHORT-TERM FIXED INCOME - 4.8%
5,212,471	TIAA-CREF Short-Term Bond Fund	54,730,947

	TOTAL SHORT-TERM FIXED INCOME	54,730,947

U.S. EQUITY - 39.0%
8,239,889	TIAA-CREF Enhanced Large-Cap Growth Index Fund	80,668,513
9,676,923	TIAA-CREF Enhanced Large-Cap Value Index Fund	82,060,303
6,885,404	TIAA-CREF Growth & Income Fund	71,677,054
7,148,115	TIAA-CREF Large-Cap Growth Fund	83,704,430
6,180,910	TIAA-CREF Large-Cap Value Fund	84,802,091
226,824	TIAA-CREF Mid-Cap Growth Fund	4,550,098
289,750	TIAA-CREF Mid-Cap Value Fund	5,302,422
2,346,242	TIAA-CREF Small-Cap Equity Fund	34,278,589

	TOTAL U.S. EQUITY	447,043,500

	TOTAL TIAA-CREF FUNDS	1,141,108,735

	(Cost $1,070,097,590)

	TOTAL INVESTMENTS - 99.6%	1,141,108,735
	(Cost $1,070,097,590)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	4,886,796

	NET ASSETS - 100.0%	$1,145,995,531

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2020 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2020 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 31.1%
33,149,202	TIAA-CREF Bond Fund	$361,657,798
4,142,219	TIAA-CREF Bond Plus Fund	45,108,765
4,432,580	TIAA-CREF High-Yield Fund	45,167,995

	TOTAL FIXED INCOME	451,934,558

INFLATION-PROTECTED ASSETS - 2.8%
3,258,984	TIAA-CREF Inflation-Linked Bond Fund	40,606,944

	TOTAL INFLATION-PROTECTED ASSETS	40,606,944

INTERNATIONAL EQUITY - 18.1%
6,664,090	TIAA-CREF Emerging Markets Equity Fund	65,707,924
10,714,136	TIAA-CREF Enhanced International Equity Index Fund	70,391,875
2,690,445	TIAA-CREF Global Natural Resources Fund	26,151,125
11,906,103	TIAA-CREF International Equity Fund	100,011,265

	TOTAL INTERNATIONAL EQUITY	262,262,189

SHORT-TERM FIXED INCOME - 2.8%
3,868,857	TIAA-CREF Short-Term Bond Fund	40,623,003

	TOTAL SHORT-TERM FIXED INCOME	40,623,003

U.S. EQUITY - 44.8%
12,000,605	TIAA-CREF Enhanced Large-Cap Growth Index Fund	117,485,921
14,088,393	TIAA-CREF Enhanced Large-Cap Value Index Fund	119,469,570
9,986,202	TIAA-CREF Growth & Income Fund	103,956,363
10,368,338	TIAA-CREF Large-Cap Growth Fund	121,413,243
8,960,482	TIAA-CREF Large-Cap Value Fund	122,937,812
349,692	TIAA-CREF Mid-Cap Growth Fund	7,014,828
433,423	TIAA-CREF Mid-Cap Value Fund	7,931,643
3,406,122	TIAA-CREF Small-Cap Equity Fund	49,763,436

	TOTAL U.S. EQUITY	649,972,816

	TOTAL TIAA-CREF FUNDS	1,445,399,510

	(Cost $1,347,434,895)

	TOTAL INVESTMENTS - 99.6%	1,445,399,510
	(Cost $1,347,434,895)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	5,527,485

	NET ASSETS - 100.0%	$1,450,926,995

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2025 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2025 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 27.2%
22,893,488	TIAA-CREF Bond Fund	$249,767,952
6,442,984	TIAA-CREF Bond Plus Fund	70,164,098
5,566,057	TIAA-CREF High-Yield Fund	56,718,118

	TOTAL FIXED INCOME	376,650,168

INFLATION-PROTECTED ASSETS - 0.8%
922,670	TIAA-CREF Inflation-Linked Bond Fund	11,496,468

	TOTAL INFLATION-PROTECTED ASSETS	11,496,468

INTERNATIONAL EQUITY - 20.3%
7,089,134	TIAA-CREF Emerging Markets Equity Fund	69,898,859
11,796,583	TIAA-CREF Enhanced International Equity Index Fund	77,503,553
2,850,561	TIAA-CREF Global Natural Resources Fund	27,707,457
12,625,086	TIAA-CREF International Equity Fund	106,050,722

	TOTAL INTERNATIONAL EQUITY	281,160,591

SHORT-TERM FIXED INCOME - 0.8%
1,095,212	TIAA-CREF Short-Term Bond Fund	11,499,725

	TOTAL SHORT-TERM FIXED INCOME	11,499,725

U.S. EQUITY - 50.5%
12,965,968	TIAA-CREF Enhanced Large-Cap Growth Index Fund	126,936,828
15,224,753	TIAA-CREF Enhanced Large-Cap Value Index Fund	129,105,904
10,752,940	TIAA-CREF Growth & Income Fund	111,938,104
11,158,127	TIAA-CREF Large-Cap Growth Fund	130,661,662
9,647,138	TIAA-CREF Large-Cap Value Fund	132,358,727
380,808	TIAA-CREF Mid-Cap Growth Fund	7,639,000
482,044	TIAA-CREF Mid-Cap Value Fund	8,821,410
3,670,576	TIAA-CREF Small-Cap Equity Fund	53,627,109

	TOTAL U.S. EQUITY	701,088,744

	TOTAL TIAA-CREF FUNDS	1,381,895,696

	(Cost $1,284,437,457)

	TOTAL INVESTMENTS - 99.6%	1,381,895,696
	(Cost $1,284,437,457)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	5,543,668

	NET ASSETS - 100.0%	$1,387,439,364

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2030 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2030 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.5%(a)

FIXED INCOME - 20.9%
12,779,275	TIAA-CREF Bond Fund	$139,421,889
7,126,128	TIAA-CREF Bond Plus Fund	77,603,539
5,825,979	TIAA-CREF High-Yield Fund	59,366,730

	TOTAL FIXED INCOME	276,392,158

INTERNATIONAL EQUITY - 22.4%
7,423,569	TIAA-CREF Emerging Markets Equity Fund	73,196,390
12,688,341	TIAA-CREF Enhanced International Equity Index Fund	83,362,402
2,983,492	TIAA-CREF Global Natural Resources Fund	28,999,542
13,166,257	TIAA-CREF International Equity Fund	110,596,563

	TOTAL INTERNATIONAL EQUITY	296,154,897

U.S. EQUITY - 56.2%
13,744,987	TIAA-CREF Enhanced Large-Cap Growth Index Fund	134,563,423
16,131,874	TIAA-CREF Enhanced Large-Cap Value Index Fund	136,798,294
11,360,246	TIAA-CREF Growth & Income Fund	118,260,156
11,798,169	TIAA-CREF Large-Cap Growth Fund	138,156,560
10,199,554	TIAA-CREF Large-Cap Value Fund	139,937,879
417,590	TIAA-CREF Mid-Cap Growth Fund	8,376,853
514,698	TIAA-CREF Mid-Cap Value Fund	9,418,965
3,880,410	TIAA-CREF Small-Cap Equity Fund	56,692,789

	TOTAL U.S. EQUITY	742,204,919

	TOTAL TIAA-CREF FUNDS	1,314,751,974

	(Cost $1,212,384,258)

	TOTAL INVESTMENTS - 99.5%	1,314,751,974
	(Cost $1,212,384,258)
	OTHER ASSETS & LIABILITIES, NET - 0.5%	5,950,025

	NET ASSETS - 100.0%	$1,320,701,999

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2035 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2035 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.5%(a)

FIXED INCOME - 13.1%
3,333,103	TIAA-CREF Bond Fund	$36,364,154
7,141,522	TIAA-CREF Bond Plus Fund	77,771,180
5,835,330	TIAA-CREF High-Yield Fund	59,462,008

	TOTAL FIXED INCOME	173,597,342

INTERNATIONAL EQUITY - 24.6%
8,108,283	TIAA-CREF Emerging Markets Equity Fund	79,947,667
14,167,798	TIAA-CREF Enhanced International Equity Index Fund	93,082,434
3,254,119	TIAA-CREF Global Natural Resources Fund	31,630,033
14,339,772	TIAA-CREF International Equity Fund	120,454,088

	TOTAL INTERNATIONAL EQUITY	325,114,222

U.S. EQUITY - 61.8%
15,167,789	TIAA-CREF Enhanced Large-Cap Growth Index Fund	148,492,658
17,799,673	TIAA-CREF Enhanced Large-Cap Value Index Fund	150,941,228
12,502,370	TIAA-CREF Growth & Income Fund	130,149,675
12,991,440	TIAA-CREF Large-Cap Growth Fund	152,129,761
11,231,466	TIAA-CREF Large-Cap Value Fund	154,095,720
467,732	TIAA-CREF Mid-Cap Growth Fund	9,382,704
575,425	TIAA-CREF Mid-Cap Value Fund	10,530,286
4,273,441	TIAA-CREF Small-Cap Equity Fund	62,434,970

	TOTAL U.S. EQUITY	818,157,002

	TOTAL TIAA-CREF FUNDS	1,316,868,566

	(Cost $1,204,225,889)

	TOTAL INVESTMENTS - 99.5%	1,316,868,566
	(Cost $1,204,225,889)
	OTHER ASSETS & LIABILITIES, NET - 0.5%	6,510,001

	NET ASSETS - 100.0%	$1,323,378,567

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2040 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2040 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.5%(a)

FIXED INCOME - 9.9%
9,029,104	TIAA-CREF Bond Plus Fund	$98,326,946
8,176,857	TIAA-CREF High-Yield Fund	83,322,171

	TOTAL FIXED INCOME	181,649,117

INTERNATIONAL EQUITY - 25.5%
11,639,818	TIAA-CREF Emerging Markets Equity Fund	114,768,605
20,465,627	TIAA-CREF Enhanced International Equity Index Fund	134,459,172
4,648,565	TIAA-CREF Global Natural Resources Fund	45,184,055
20,549,910	TIAA-CREF International Equity Fund	172,619,246

	TOTAL INTERNATIONAL EQUITY	467,031,078

U.S. EQUITY - 64.1%
21,828,203	TIAA-CREF Enhanced Large-Cap Growth Index Fund	213,698,110
25,625,728	TIAA-CREF Enhanced Large-Cap Value Index Fund	217,306,173
18,001,719	TIAA-CREF Growth & Income Fund	187,397,895
18,680,896	TIAA-CREF Large-Cap Growth Fund	218,753,294
16,147,799	TIAA-CREF Large-Cap Value Fund	221,547,807
677,243	TIAA-CREF Mid-Cap Growth Fund	13,585,493
832,645	TIAA-CREF Mid-Cap Value Fund	15,237,395
6,142,204	TIAA-CREF Small-Cap Equity Fund	89,737,596

	TOTAL U.S. EQUITY	1,177,263,763

	TOTAL TIAA-CREF FUNDS	1,825,943,958

	(Cost $1,657,662,656)

	TOTAL INVESTMENTS - 99.5%	1,825,943,958
	(Cost $1,657,662,656)
	OTHER ASSETS & LIABILITIES, NET - 0.5%	8,290,845

	NET ASSETS - 100.0%	$1,834,234,803

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2045 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2045 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.1%(a)

FIXED INCOME - 9.9%
1,824,808	TIAA-CREF Bond Plus Fund	$19,872,162
1,651,668	TIAA-CREF High-Yield Fund	16,830,495

	TOTAL FIXED INCOME	36,702,657

INTERNATIONAL EQUITY - 25.3%
2,340,220	TIAA-CREF Emerging Markets Equity Fund	23,074,572
4,141,867	TIAA-CREF Enhanced International Equity Index Fund	27,212,067
949,671	TIAA-CREF Global Natural Resources Fund	9,230,802
4,129,402	TIAA-CREF International Equity Fund	34,686,978

	TOTAL INTERNATIONAL EQUITY	94,204,419

U.S. EQUITY - 63.9%
4,406,582	TIAA-CREF Enhanced Large-Cap Growth Index Fund	43,140,436
5,168,077	TIAA-CREF Enhanced Large-Cap Value Index Fund	43,825,291
3,625,433	TIAA-CREF Growth & Income Fund	37,740,758
3,766,965	TIAA-CREF Large-Cap Growth Fund	44,111,158
3,262,386	TIAA-CREF Large-Cap Value Fund	44,759,939
135,563	TIAA-CREF Mid-Cap Growth Fund	2,719,393
167,468	TIAA-CREF Mid-Cap Value Fund	3,064,673
1,237,547	TIAA-CREF Small-Cap Equity Fund	18,080,555

	TOTAL U.S. EQUITY	237,442,203

	TOTAL TIAA-CREF FUNDS	368,349,279

	(Cost $336,227,647)

	TOTAL INVESTMENTS - 99.1%	368,349,279
	(Cost $336,227,647)
	OTHER ASSETS & LIABILITIES, NET - 0.9%	3,256,650

	NET ASSETS - 100.0%	$371,605,929

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2050 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2050 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.3%(a)

FIXED INCOME - 9.9%
982,239	TIAA-CREF Bond Plus Fund	$10,696,584
889,036	TIAA-CREF High-Yield Fund	9,059,277

	TOTAL FIXED INCOME	19,755,861

INTERNATIONAL EQUITY - 25.4%
1,260,229	TIAA-CREF Emerging Markets Equity Fund	12,425,859
2,229,876	TIAA-CREF Enhanced International Equity Index Fund	14,650,282
511,495	TIAA-CREF Global Natural Resources Fund	4,971,733
2,221,001	TIAA-CREF International Equity Fund	18,656,410

	TOTAL INTERNATIONAL EQUITY	50,704,284

U.S. EQUITY - 64.0%
2,372,372	TIAA-CREF Enhanced Large-Cap Growth Index Fund	23,225,517
2,782,247	TIAA-CREF Enhanced Large-Cap Value Index Fund	23,593,452
1,951,773	TIAA-CREF Growth & Income Fund	20,317,962
2,027,576	TIAA-CREF Large-Cap Growth Fund	23,742,915
1,756,274	TIAA-CREF Large-Cap Value Fund	24,096,077
72,315	TIAA-CREF Mid-Cap Growth Fund	1,450,648
90,150	TIAA-CREF Mid-Cap Value Fund	1,649,747
666,199	TIAA-CREF Small-Cap Equity Fund	9,733,166

	TOTAL U.S. EQUITY	127,809,484

	TOTAL TIAA-CREF FUNDS	198,269,629

	(Cost $181,841,919)

	TOTAL INVESTMENTS - 99.3%	198,269,629
	(Cost $181,841,919)
	OTHER ASSETS & LIABILITIES, NET - 0.7%	1,493,890

	NET ASSETS - 100.0%	$199,763,519

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2055 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2055 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.1%(a)

FIXED INCOME - 9.9%
87,340	TIAA-CREF Bond Plus Fund	$951,128
79,049	TIAA-CREF High-Yield Fund	805,510

	TOTAL FIXED INCOME	1,756,638

INTERNATIONAL EQUITY - 25.3%
112,018	TIAA-CREF Emerging Markets Equity Fund	1,104,501
198,334	TIAA-CREF Enhanced International Equity Index Fund	1,303,051
45,414	TIAA-CREF Global Natural Resources Fund	441,426
197,349	TIAA-CREF International Equity Fund	1,657,729

	TOTAL INTERNATIONAL EQUITY	4,506,707

U.S. EQUITY - 63.9%
210,997	TIAA-CREF Enhanced Large-Cap Growth Index Fund	2,065,659
247,444	TIAA-CREF Enhanced Large-Cap Value Index Fund	2,098,324
173,576	TIAA-CREF Growth & Income Fund	1,806,923
180,319	TIAA-CREF Large-Cap Growth Fund	2,111,532
156,207	TIAA-CREF Large-Cap Value Fund	2,143,165
6,401	TIAA-CREF Mid-Cap Growth Fund	128,411
8,017	TIAA-CREF Mid-Cap Value Fund	146,716
59,248	TIAA-CREF Small-Cap Equity Fund	865,612

	TOTAL U.S. EQUITY	11,366,342

	TOTAL TIAA-CREF FUNDS	17,629,687

	(Cost $17,450,591)

	TOTAL INVESTMENTS - 99.1%	17,629,687
	(Cost $17,450,591)
	OTHER ASSETS & LIABILITIES, NET - 0.9%	155,703

	NET ASSETS - 100.0%	$17,785,390

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

The Lifecycle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Retirement, Retail and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments.

Investment transactions: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”), pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended August 31, 2012, there were no transfers between levels by the Funds.

As of August 31, 2012, all of the investments in the Lifecycle Funds were valued based on Level 1 inputs.

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Note 3—affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at May 31, 2012	Purchase cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at August 31, 2012

Lifecycle Retirement Income
TIAA-CREF Bond	$56,869,254	$5,273,065	$2,219,364	$(6,004)	$384,164	$61,173,300
TIAA-CREF Bond Plus	728,144	66,375	14,886	34	5,909	796,480
TIAA-CREF Emerging Markets Equity	3,734,673	1,192,423	181,276	(42,916)	—	4,967,752
TIAA-CREF Enhanced International Equity Index	5,229,161	465,094	1,805,209	(40,239)	—	4,462,702
TIAA-CREF Enhanced Large-Cap Growth Index	7,775,068	509,531	540,938	(5,862)	—	8,247,204
TIAA-CREF Enhanced Large-Cap Value Index	7,493,597	747,662	478,119	(3,322)	—	8,390,301
TIAA-CREF Global Natural Resources	1,413,126	596,716	79,561	(11,560)	—	2,007,149
TIAA-CREF Growth & Income	6,509,409	546,261	144,411	(5,450)	23,336	7,415,804
TIAA-CREF High-Yield	727,029	1,007,058	20,660	(181)	14,060	1,742,047
TIAA-CREF Inflation-Linked Bond	14,662,899	1,629,975	321,352	3,564	204,961	15,922,270
TIAA-CREF International Equity	5,203,568	2,129,329	207,214	(26,598)	—	7,717,875
TIAA-CREF Large-Cap Growth	7,786,059	652,005	277,858	(11,024)	—	8,667,243
TIAA-CREF Large-Cap Value	7,494,247	843,241	151,249	(4,296)	—	8,778,069
TIAA-CREF Mid-Cap Growth	572,071	44,699	230,638	5,021	—	418,261
TIAA-CREF Mid-Cap Value	573,693	93,111	209,786	8,652	—	493,317
TIAA-CREF Short-Term Bond	14,532,392	1,507,211	233,469	(469)	59,278	15,937,339
TIAA-CREF Small-Cap Equity	3,183,353	258,306	89,111	(6,431)	—	3,558,263

	$144,487,743	$17,562,062	$7,205,101	$(147,081)	$691,708	$160,695,376

Lifecycle 2010
TIAA-CREF Bond	$279,194,468	$11,273,100	$10,703,315	$308	$1,845,253	$285,759,576
TIAA-CREF Bond Plus	6,902,838	217,628	183,157	1,315	54,504	7,092,391
TIAA-CREF Emerging Markets Equity	23,471,356	5,280,861	1,309,818	(301,981)	—	28,847,114
TIAA-CREF Enhanced International Equity Index	32,863,879	1,188,941	9,491,009	(3,070,964)	—	28,104,255
TIAA-CREF Enhanced Large-Cap Growth Index	48,969,552	1,262,381	3,789,028	35,113	—	49,529,557
TIAA-CREF Enhanced Large-Cap Value Index	47,214,371	1,698,177	2,396,210	(77,480)	—	50,341,531
TIAA-CREF Global Natural Resources	8,885,259	2,744,808	529,650	(69,333)	—	11,594,238
TIAA-CREF Growth & Income	40,997,311	980,553	888,740	(14,399)	144,139	44,171,069
TIAA-CREF High-Yield	6,896,796	4,838,782	186,745	(1,742)	119,230	11,800,608
TIAA-CREF Inflation-Linked Bond	51,846,966	3,681,119	1,060,088	22,103	710,076	54,295,566
TIAA-CREF International Equity	32,735,204	9,335,458	1,326,353	(773,043)	—	44,360,014
TIAA-CREF Large-Cap Growth	49,083,428	1,440,804	1,998,997	(15,852)	—	51,632,381
TIAA-CREF Large-Cap Value	47,191,020	1,973,155	469,197	(87,821)	—	52,312,826
TIAA-CREF Mid-Cap Growth	3,607,899	140,424	1,264,738	78,507	—	2,682,451
TIAA-CREF Mid-Cap Value	3,615,514	328,100	1,034,203	70,684	—	3,128,709
TIAA-CREF Short-Term Bond	51,455,436	3,242,509	839,509	(2,565)	206,293	54,313,746
TIAA-CREF Small-Cap Equity	20,053,659	833,114	955,907	(94,850)	—	21,196,975

	$754,984,956	$50,459,914	$38,426,664	$(4,302,000)	$3,079,495	$801,163,007

Lifecycle 2015
TIAA-CREF Bond	$344,886,177	$20,887,278	$12,776,515	$1,088,865	$2,294,247	$360,454,533
TIAA-CREF Bond Plus	17,341,383	578,763	524,441	25,672	136,363	17,783,753
TIAA-CREF Emerging Markets Equity	37,498,993	7,783,615	1,551,200	79,374	—	45,991,247
TIAA-CREF Enhanced International Equity Index	52,512,508	1,668,627	12,675,714	1,089,771	—	47,161,185
TIAA-CREF Enhanced Large-Cap Growth Index	78,287,115	1,732,686	4,289,440	1,490,829	—	80,668,513
TIAA-CREF Enhanced Large-Cap Value Index	75,493,597	3,577,814	3,126,021	886,100	—	82,060,303
TIAA-CREF Global Natural Resources	14,201,395	3,890,900	574,769	34,556	—	18,311,708
TIAA-CREF Growth & Income	65,548,214	1,936,317	739,525	246,031	229,891	71,677,054
TIAA-CREF High-Yield	17,284,082	6,979,828	391,722	32,443	286,100	24,483,227
TIAA-CREF Inflation-Linked Bond	51,183,166	4,832,468	1,141,405	237,269	698,934	54,713,429
TIAA-CREF International Equity	52,312,484	13,473,914	1,131,208	94,071	—	70,435,206
TIAA-CREF Large-Cap Growth	78,473,880	2,142,923	1,880,375	849,635	—	83,704,430
TIAA-CREF Large-Cap Value	75,456,052	4,049,441	483,694	146,173	—	84,802,091
TIAA-CREF Mid-Cap Growth	5,771,298	149,458	1,689,721	650,086	—	4,550,098
TIAA-CREF Mid-Cap Value	5,783,200	507,132	1,337,955	452,844	—	5,302,422
TIAA-CREF Short-Term Bond	50,696,413	4,302,945	720,773	38,860	204,601	54,730,947
TIAA-CREF Small-Cap Equity	32,065,748	1,169,232	970,612	341,339	—	34,278,589

	$1,054,795,705	$79,663,341	$46,005,090	$7,783,918	$3,850,136	$1,141,108,735

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2012	Purchase cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at August 31, 2012

Lifecycle 2020
TIAA-CREF Bond	$343,181,098	$24,449,349	$13,432,851	$1,057,413	$2,298,423	$361,657,798
TIAA-CREF Bond Plus	43,405,732	1,824,900	1,099,205	55,667	343,623	45,108,765
TIAA-CREF Emerging Markets Equity	53,685,711	10,504,158	1,757,114	92,838	—	65,707,924
TIAA-CREF Enhanced International Equity Index	75,193,792	2,793,587	15,741,918	1,743,564	—	70,391,875
TIAA-CREF Enhanced Large-Cap Growth Index	112,145,006	3,388,990	5,191,285	1,930,074	—	117,485,921
TIAA-CREF Enhanced Large-Cap Value Index	108,110,989	6,627,555	4,114,722	1,234,443	—	119,469,570
TIAA-CREF Global Natural Resources	20,327,542	5,253,652	583,337	39,499	—	26,151,125
TIAA-CREF Growth & Income	93,897,878	3,776,954	846,175	298,197	329,916	103,956,363
TIAA-CREF High-Yield	35,000,486	9,715,529	777,263	116,079	569,966	45,167,995
TIAA-CREF Inflation-Linked Bond	37,077,450	4,343,140	699,413	135,742	511,687	40,606,944
TIAA-CREF International Equity	74,868,673	17,769,778	949,032	86,284	—	100,011,265
TIAA-CREF Large-Cap Growth	112,370,580	3,403,197	1,543,989	724,400	—	121,413,243
TIAA-CREF Large-Cap Value	108,078,934	7,276,394	778,664	238,057	—	122,937,812
TIAA-CREF Mid-Cap Growth	8,260,924	256,605	1,965,520	794,715	—	7,014,828
TIAA-CREF Mid-Cap Value	8,277,794	874,651	1,730,593	602,246	—	7,931,643
TIAA-CREF Short-Term Bond	36,784,449	4,014,583	508,873	25,675	150,100	40,623,003
TIAA-CREF Small-Cap Equity	45,929,770	1,956,142	1,028,167	416,061	—	49,763,436

	$1,316,596,808	$108,229,164	$52,748,121	$9,590,954	$4,203,715	$1,445,399,510

Lifecycle 2025
TIAA-CREF Bond	$236,825,777	$20,403,807	$12,605,395	$990,910	$1,589,114	$249,767,952
TIAA-CREF Bond Plus	66,659,149	4,058,620	2,059,561	103,920	529,604	70,164,098
TIAA-CREF Emerging Markets Equity	57,191,768	10,573,225	1,378,414	82,363	—	69,898,859
TIAA-CREF Enhanced International Equity Index	80,160,649	3,207,646	14,556,501	2,057,757	—	77,503,553
TIAA-CREF Enhanced Large-Cap Growth Index	119,659,241	4,149,500	4,514,932	1,691,138	—	126,936,828
TIAA-CREF Enhanced Large-Cap Value Index	115,365,956	8,428,704	4,158,262	1,246,690	—	129,105,904
TIAA-CREF Global Natural Resources	21,668,637	5,254,624	455,954	32,232	—	27,707,457
TIAA-CREF Growth & Income	100,190,717	5,085,555	973,968	346,098	351,214	111,938,104
TIAA-CREF High-Yield	45,928,409	10,420,784	1,232,557	173,469	741,403	56,718,118
TIAA-CREF Inflation-Linked Bond	9,644,575	2,003,440	124,989	15,374	136,863	11,496,468
TIAA-CREF International Equity	79,793,965	17,787,743	431,967	39,317	—	106,050,722
TIAA-CREF Large-Cap Growth	119,927,974	4,063,880	1,012,600	467,942	—	130,661,662
TIAA-CREF Large-Cap Value	115,313,518	9,030,759	942,626	298,325	—	132,358,727
TIAA-CREF Mid-Cap Growth	8,814,665	223,044	1,891,704	854,850	—	7,639,000
TIAA-CREF Mid-Cap Value	8,831,154	1,031,474	1,586,055	610,082	—	8,821,410
TIAA-CREF Short-Term Bond	9,562,992	1,907,158	61,308	763	40,618	11,499,725
TIAA-CREF Small-Cap Equity	49,011,795	2,245,580	734,248	301,860	—	53,627,109

	$1,244,550,941	$109,875,543	$48,721,041	$9,313,090	$3,388,816	$1,381,895,696

Lifecycle 2030
TIAA-CREF Bond	$133,814,039	$14,070,161	$11,341,297	$856,292	$896,779	$139,421,889
TIAA-CREF Bond Plus	72,874,717	5,702,209	2,625,264	129,766	580,263	77,603,539
TIAA-CREF Emerging Markets Equity	60,179,964	10,829,535	1,542,679	87,393	—	73,196,390
TIAA-CREF Enhanced International Equity Index	84,362,509	3,918,342	14,091,825	2,271,710	—	83,362,402
TIAA-CREF Enhanced Large-Cap Growth Index	126,677,835	4,175,150	4,357,278	1,617,188	—	134,563,423
TIAA-CREF Enhanced Large-Cap Value Index	122,151,561	8,531,961	3,880,298	1,163,431	—	136,798,294
TIAA-CREF Global Natural Resources	22,828,845	5,393,229	540,222	35,591	—	28,999,542
TIAA-CREF Growth & Income	106,084,339	5,359,048	1,242,244	457,010	370,516	118,260,156
TIAA-CREF High-Yield	48,500,716	10,846,109	1,666,063	202,796	778,509	59,366,730
TIAA-CREF International Equity	84,005,634	17,756,546	557,437	60,302	—	110,596,563
TIAA-CREF Large-Cap Growth	126,964,163	4,254,309	1,169,664	561,408	—	138,156,560
TIAA-CREF Large-Cap Value	122,061,236	9,687,227	1,262,055	453,219	—	139,937,879
TIAA-CREF Mid-Cap Growth	9,386,608	176,535	1,705,833	823,765	—	8,376,853
TIAA-CREF Mid-Cap Value	9,353,064	1,101,065	1,609,814	643,318	—	9,418,965
TIAA-CREF Small-Cap Equity	51,889,989	2,371,950	840,903	347,339	—	56,692,789

	$1,181,135,219	$104,173,376	$48,432,876	$9,710,528	$2,626,067	$1,314,751,974

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2012	Purchase cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at August 31, 2012

Lifecycle 2035
TIAA-CREF Bond	$36,707,298	$6,770,816	$7,889,040	$251,456	$249,752	$36,364,154
TIAA-CREF Bond Plus	73,778,169	6,151,807	3,807,253	179,604	579,832	77,771,180
TIAA-CREF Emerging Markets Equity	65,056,951	12,079,211	1,308,224	71,363	—	79,947,667
TIAA-CREF Enhanced International Equity Index	91,289,861	5,282,681	13,558,021	2,666,020	—	93,082,434
TIAA-CREF Enhanced Large-Cap Growth Index	139,469,850	4,549,186	4,380,014	1,636,665	—	148,492,658
TIAA-CREF Enhanced Large-Cap Value Index	134,641,265	9,259,252	3,892,602	1,213,182	—	150,941,228
TIAA-CREF Global Natural Resources	24,761,431	5,818,838	404,293	26,554	—	31,630,033
TIAA-CREF Growth & Income	116,901,079	5,683,226	1,265,330	475,196	405,987	130,149,675
TIAA-CREF High-Yield	49,157,713	11,137,533	2,509,878	276,571	778,096	59,462,008
TIAA-CREF International Equity	90,900,863	19,608,414	382,142	58,641	—	120,454,088
TIAA-CREF Large-Cap Growth	139,858,771	4,502,849	1,132,868	542,518	—	152,129,761
TIAA-CREF Large-Cap Value	134,310,425	10,716,463	1,269,839	462,995	—	154,095,720
TIAA-CREF Mid-Cap Growth	10,355,386	117,566	1,661,306	825,377	—	9,382,704
TIAA-CREF Mid-Cap Value	10,306,761	1,199,283	1,603,048	667,242	—	10,530,286
TIAA-CREF Small-Cap Equity	57,192,343	2,350,039	687,308	284,274	—	62,434,970

	$1,174,688,166	$105,227,164	$45,751,166	$9,637,658	$2,013,667	$1,316,868,566

Lifecycle 2040
TIAA-CREF Bond Plus	$103,656,294	$9,187,089	$16,711,747	$881,071	$792,912	$98,326,946
TIAA-CREF Emerging Markets Equity	93,621,076	17,318,262	2,110,012	116,701	—	114,768,605
TIAA-CREF Enhanced International Equity Index	131,399,319	7,494,622	18,935,129	3,921,981	—	134,459,172
TIAA-CREF Enhanced Large-Cap Growth Index	201,595,613	5,935,991	6,574,721	2,457,601	—	213,698,110
TIAA-CREF Enhanced Large-Cap Value Index	194,508,310	12,924,630	5,871,085	1,833,105	—	217,306,173
TIAA-CREF Global Natural Resources	35,655,732	8,138,733	711,423	49,467	—	45,184,055
TIAA-CREF Growth & Income	168,969,723	7,924,809	2,214,708	833,100	584,421	187,397,895
TIAA-CREF High-Yield	68,536,149	16,206,437	3,752,703	357,791	1,080,919	83,322,171
TIAA-CREF International Equity	130,792,792	27,657,090	694,905	115,707	—	172,619,246
TIAA-CREF Large-Cap Growth	202,004,978	5,861,155	1,924,714	904,317	—	218,753,294
TIAA-CREF Large-Cap Value	194,107,703	14,808,810	2,256,366	826,634	—	221,547,807
TIAA-CREF Mid-Cap Growth	14,932,163	151,056	2,320,407	1,169,394	—	13,585,493
TIAA-CREF Mid-Cap Value	14,876,347	1,685,749	2,228,151	942,903	—	15,237,395
TIAA-CREF Small-Cap Equity	82,639,391	3,135,528	1,187,391	493,454	—	89,737,596

	$1,637,295,590	$138,429,961	$67,493,462	$14,903,226	$2,458,252	$1,825,943,958

Lifecycle 2045
TIAA-CREF Bond Plus	$19,347,379	$2,809,543	$2,712,177	$8,370	$154,020	$19,872,162
TIAA-CREF Emerging Markets Equity	17,764,880	4,421,979	251,116	(70,940)	—	23,074,572
TIAA-CREF Enhanced International Equity Index	24,901,748	3,119,077	3,609,040	(377,203)	—	27,212,067
TIAA-CREF Enhanced Large-Cap Growth Index	37,593,619	4,213,766	1,157,773	(53,686)	—	43,140,436
TIAA-CREF Enhanced Large-Cap Value Index	36,238,511	5,536,461	1,023,896	(49,781)	—	43,825,291
TIAA-CREF Global Natural Resources	6,733,156	2,162,415	63,735	(10,735)	—	9,230,802
TIAA-CREF Growth & Income	31,489,233	4,159,490	395,243	(25,484)	112,311	37,740,758
TIAA-CREF High-Yield	12,886,971	4,072,567	580,801	(13,879)	210,690	16,830,495
TIAA-CREF International Equity	24,759,773	7,180,059	159,406	(46,191)	—	34,686,978
TIAA-CREF Large-Cap Growth	37,646,669	4,335,711	386,309	(32,598)	—	44,111,158
TIAA-CREF Large-Cap Value	36,180,114	6,079,152	406,651	(25,425)	—	44,759,939
TIAA-CREF Mid-Cap Growth	2,789,254	191,902	425,578	(19,658)	—	2,719,393
TIAA-CREF Mid-Cap Value	2,775,716	539,753	429,284	1,229	—	3,064,673
TIAA-CREF Small-Cap Equity	15,397,651	1,883,630	204,496	(29,085)	—	18,080,555

	$306,504,674	$50,705,505	$11,805,505	$(745,066)	$477,021	$368,349,279

Lifecycle 2050
TIAA-CREF Bond Plus	$10,356,181	$1,570,291	$1,460,193	$5,244	$82,696	$10,696,584
TIAA-CREF Emerging Markets Equity	9,554,803	2,434,234	175,299	(48,605)	—	12,425,859
TIAA-CREF Enhanced International Equity Index	13,388,348	1,744,746	1,988,572	(216,402)	—	14,650,282
TIAA-CREF Enhanced Large-Cap Growth Index	20,219,671	2,369,160	702,590	(34,745)	—	23,225,517
TIAA-CREF Enhanced Large-Cap Value Index	19,491,061	3,077,849	628,634	(31,862)	—	23,593,452
TIAA-CREF Global Natural Resources	3,620,332	1,183,499	46,217	(7,785)	—	4,971,733
TIAA-CREF Growth & Income	16,940,989	2,320,000	281,052	(17,632)	60,351	20,317,962
TIAA-CREF High-Yield	6,887,687	2,222,281	293,503	(6,097)	113,306	9,059,277
TIAA-CREF International Equity	13,299,296	3,925,955	131,972	(37,641)	—	18,656,410
TIAA-CREF Large-Cap Growth	20,233,379	2,438,377	280,920	(22,521)	—	23,742,915
TIAA-CREF Large-Cap Value	19,463,740	3,367,465	298,824	(19,112)	—	24,096,077
TIAA-CREF Mid-Cap Growth	1,493,224	113,490	244,378	(10,791)	—	1,450,648
TIAA-CREF Mid-Cap Value	1,490,362	309,407	246,044	457	—	1,649,747
TIAA-CREF Small-Cap Equity	8,286,079	1,053,645	144,992	(20,176)	—	9,733,166

	$164,725,152	$28,130,399	$6,923,190	$(467,668)	$256,353	$198,269,629

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2012	Purchase cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at August 31, 2012

Lifecycle 2055
TIAA-CREF Bond Plus	$880,104	$196,666	$145,813	$204	$7,221	$951,128
TIAA-CREF Emerging Markets Equity	810,569	273,474	32,966	(9,313)	—	1,104,501
TIAA-CREF Enhanced International Equity Index	1,134,661	225,653	188,643	(38,896)	—	1,303,051
TIAA-CREF Enhanced Large-Cap Growth Index	1,706,775	353,697	113,568	(6,389)	—	2,065,659
TIAA-CREF Enhanced Large-Cap Value Index	1,645,954	396,011	89,225	(5,206)	—	2,098,324
TIAA-CREF Global Natural Resources	306,720	132,491	16,463	(1,892)	—	441,426
TIAA-CREF Growth & Income	1,430,440	307,267	48,839	(1,655)	5,238	1,806,923
TIAA-CREF High-Yield	585,040	243,290	44,035	(422)	9,887	805,510
TIAA-CREF International Equity	1,127,833	445,467	53,009	(17,895)	—	1,657,729
TIAA-CREF Large-Cap Growth	1,707,871	362,476	78,572	(3,543)	—	2,111,532
TIAA-CREF Large-Cap Value	1,643,767	415,144	53,608	(3,157)	—	2,143,165
TIAA-CREF Mid-Cap Growth	126,029	25,157	30,675	(2,817)	—	128,411
TIAA-CREF Mid-Cap Value	125,809	36,468	24,113	(783)	—	146,716
TIAA-CREF Small-Cap Equity	699,950	155,729	37,755	(4,903)	—	865,612

	$13,931,522	$3,568,990	$957,284	$(96,667)	$22,346	$17,629,687

Note 4—investments

Net unrealized appreciation (depreciation): At August 31, 2012, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)

Lifecycle Retirement Income	$145,887,539	$15,146,250	$(338,413)	$14,807,837
Lifecycle 2010	733,395,009	70,947,398	(3,179,400)	67,767,998
Lifecycle 2015	1,070,097,590	86,925,173	(15,914,028)	71,011,145
Lifecycle 2020	1,347,434,895	116,457,762	(18,493,147)	97,964,615
Lifecycle 2025	1,284,437,457	115,972,047	(18,513,808)	97,458,239
Lifecycle 2030	1,212,384,258	120,608,083	(18,240,367)	102,367,716
Lifecycle 2035	1,204,225,889	129,621,161	(16,978,484)	112,642,677
Lifecycle 2040	1,657,662,656	192,726,528	(24,445,226)	168,281,302
Lifecycle 2045	336,227,647	33,815,392	(1,693,760)	32,121,632
Lifecycle 2050	181,841,919	17,319,492	(891,782)	16,427,710
Lifecycle 2055	17,450,591	388,344	(209,248)	179,096

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index Retirement Income Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX RETIREMENT INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

FIXED INCOME - 49.6%
712,007	TIAA-CREF Bond Index Fund	$7,860,560

	TOTAL FIXED INCOME	7,860,560

INFLATION-PROTECTED ASSETS - 9.9%
126,369	TIAA-CREF Inflation-Linked Bond Fund	1,574,559

	TOTAL INFLATION-PROTECTED ASSETS	1,574,559

INTERNATIONAL EQUITY - 10.1%
41,414	TIAA-CREF Emerging Markets Equity Index Fund	409,174
78,888	TIAA-CREF International Equity Index Fund	1,193,574

	TOTAL INTERNATIONAL EQUITY	1,602,748

U.S. EQUITY - 30.3%
446,985	TIAA-CREF Equity Index Fund	4,805,089

	TOTAL U.S. EQUITY	4,805,089

	TOTAL TIAA-CREF FUNDS	15,842,956

	(Cost $14,279,580)

	TOTAL INVESTMENTS - 99.9%	15,842,956
	(Cost $14,279,580)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	13,539

	NET ASSETS - 100.0%	$15,856,495

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

1

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2010 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2010 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 44.7%
3,614,340	TIAA-CREF Bond Index Fund	$39,902,312

	TOTAL FIXED INCOME	39,902,312

INFLATION-PROTECTED ASSETS - 6.8%
485,297	TIAA-CREF Inflation-Linked Bond Fund	6,046,802

	TOTAL INFLATION-PROTECTED ASSETS	6,046,802

INTERNATIONAL EQUITY - 12.0%
277,343	TIAA-CREF Emerging Markets Equity Index Fund	2,740,145
528,282	TIAA-CREF International Equity Index Fund	7,992,909

	TOTAL INTERNATIONAL EQUITY	10,733,054

U.S. EQUITY - 36.1%
2,992,448	TIAA-CREF Equity Index Fund	32,168,817

	TOTAL U.S. EQUITY	32,168,817

	TOTAL TIAA-CREF FUNDS	88,850,985

	(Cost $80,215,022)

	TOTAL INVESTMENTS - 99.6%	88,850,985
	(Cost $80,215,022)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	344,530

	NET ASSETS - 100.0%	$89,195,515

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

2

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2015 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2015 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 40.1%
5,111,608	TIAA-CREF Bond Index Fund	$56,432,148

	TOTAL FIXED INCOME	56,432,148

INFLATION-PROTECTED ASSETS - 4.8%
542,635	TIAA-CREF Inflation-Linked Bond Fund	6,761,235

	TOTAL INFLATION-PROTECTED ASSETS	6,761,235

INTERNATIONAL EQUITY - 13.7%
499,048	TIAA-CREF Emerging Markets Equity Index Fund	4,930,596
950,589	TIAA-CREF International Equity Index Fund	14,382,409

	TOTAL INTERNATIONAL EQUITY	19,313,005

U.S. EQUITY - 41.0%
5,384,093	TIAA-CREF Equity Index Fund	57,878,995

	TOTAL U.S. EQUITY	57,878,995

	TOTAL TIAA-CREF FUNDS	140,385,383

	(Cost $126,843,082)

	TOTAL INVESTMENTS - 99.6%	140,385,383
	(Cost $126,843,082)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	501,948

	NET ASSETS - 100.0%	$140,887,331

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

3

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2020 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2020 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.7%(a)

FIXED INCOME - 34.1%
5,483,453	TIAA-CREF Bond Index Fund	$60,537,324

	TOTAL FIXED INCOME	60,537,324

INFLATION-PROTECTED ASSETS - 2.8%
401,373	TIAA-CREF Inflation-Linked Bond Fund	5,001,108

	TOTAL INFLATION-PROTECTED ASSETS	5,001,108

INTERNATIONAL EQUITY - 15.7%
720,841	TIAA-CREF Emerging Markets Equity Index Fund	7,121,913
1,373,062	TIAA-CREF International Equity Index Fund	20,774,430

	TOTAL INTERNATIONAL EQUITY	27,896,343

U.S. EQUITY - 47.1%
7,777,362	TIAA-CREF Equity Index Fund	83,606,646

	TOTAL U.S. EQUITY	83,606,646

	TOTAL TIAA-CREF FUNDS	177,041,421

	(Cost $160,178,699)

	TOTAL INVESTMENTS - 99.7%	177,041,421
	(Cost $160,178,699)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	582,721

	NET ASSETS - 100.0%	$177,624,142

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

4

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2025 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2025 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 28.1%
4,145,130	TIAA-CREF Bond Index Fund	$45,762,238

	TOTAL FIXED INCOME	45,762,238

INFLATION-PROTECTED ASSETS - 0.8%
109,318	TIAA-CREF Inflation-Linked Bond Fund	1,362,096

	TOTAL INFLATION-PROTECTED ASSETS	1,362,096

INTERNATIONAL EQUITY - 17.7%
744,086	TIAA-CREF Emerging Markets Equity Index Fund	7,351,569
1,418,032	TIAA-CREF International Equity Index Fund	21,454,818

	TOTAL INTERNATIONAL EQUITY	28,806,387

U.S. EQUITY - 53.0%
8,038,115	TIAA-CREF Equity Index Fund	86,409,737

	TOTAL U.S. EQUITY	86,409,737

	TOTAL TIAA-CREF FUNDS	162,340,458

	(Cost $146,319,382)

	TOTAL INVESTMENTS - 99.6%	162,340,458
	(Cost $146,319,382)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	632,544

	NET ASSETS - 100.0%	$162,973,002

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

5

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2030 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2030 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 21.0%
3,351,674	TIAA-CREF Bond Index Fund	$37,002,482

	TOTAL FIXED INCOME	37,002,482

INTERNATIONAL EQUITY - 19.6%
897,224	TIAA-CREF Emerging Markets Equity Index Fund	8,864,578
1,708,881	TIAA-CREF International Equity Index Fund	25,855,375

	TOTAL INTERNATIONAL EQUITY	34,719,953

U.S. EQUITY - 59.0%
9,684,496	TIAA-CREF Equity Index Fund	104,108,327

	TOTAL U.S. EQUITY	104,108,327

	TOTAL TIAA-CREF FUNDS	175,830,762

	(Cost $157,819,580)

	TOTAL INVESTMENTS - 99.6%	175,830,762
	(Cost $157,819,580)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	656,111

	NET ASSETS - 100.0%	$176,486,873

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

6

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2035 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2035 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 13.0%
1,950,771	TIAA-CREF Bond Index Fund	$21,536,515

	TOTAL FIXED INCOME	21,536,515

INTERNATIONAL EQUITY - 21.6%
923,565	TIAA-CREF Emerging Markets Equity Index Fund	9,124,821
1,763,429	TIAA-CREF International Equity Index Fund	26,680,677

	TOTAL INTERNATIONAL EQUITY	35,805,498

U.S. EQUITY - 65.0%
9,997,129	TIAA-CREF Equity Index Fund	107,469,137

	TOTAL U.S. EQUITY	107,469,137

	TOTAL TIAA-CREF FUNDS	164,811,150

	(Cost $147,316,550)

	TOTAL INVESTMENTS - 99.6%	164,811,150
	(Cost $147,316,550)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	630,404

	NET ASSETS - 100.0%	$165,441,554

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

7

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2040 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2040 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 9.7%
1,904,959	TIAA-CREF Bond Index Fund	$21,030,748

	TOTAL FIXED INCOME	21,030,748

INTERNATIONAL EQUITY - 22.5%
1,255,669	TIAA-CREF Emerging Markets Equity Index Fund	12,406,012
2,393,850	TIAA-CREF International Equity Index Fund	36,218,948

	TOTAL INTERNATIONAL EQUITY	48,624,960

U.S. EQUITY - 67.4%
13,575,126	TIAA-CREF Equity Index Fund	145,932,605

	TOTAL U.S. EQUITY	145,932,605

	TOTAL TIAA-CREF FUNDS	215,588,313

	(Cost $190,982,611)

	TOTAL INVESTMENTS - 99.6%	215,588,313
	(Cost $190,982,611)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	902,520

	NET ASSETS - 100.0%	$216,490,833

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

8

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2045 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2045 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.1%(a)

FIXED INCOME - 9.7%
584,602	TIAA-CREF Bond Index Fund	$6,454,004

	TOTAL FIXED INCOME	6,454,004

INTERNATIONAL EQUITY - 22.3%
385,035	TIAA-CREF Emerging Markets Equity Index Fund	3,804,145
735,521	TIAA-CREF International Equity Index Fund	11,128,437

	TOTAL INTERNATIONAL EQUITY	14,932,582

U.S. EQUITY - 67.1%
4,169,028	TIAA-CREF Equity Index Fund	44,817,051

	TOTAL U.S. EQUITY	44,817,051

	TOTAL TIAA-CREF FUNDS	66,203,637

	(Cost $60,031,414)

	TOTAL INVESTMENTS - 99.1%	66,203,637
	(Cost $60,031,414)
	OTHER ASSETS & LIABILITIES, NET - 0.9%	593,352

	NET ASSETS - 100.0%	$66,796,989

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

9

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2050 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2050 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.2%(a)

FIXED INCOME - 9.7%
378,188	TIAA-CREF Bond Index Fund	$4,175,201

	TOTAL FIXED INCOME	4,175,201

INTERNATIONAL EQUITY - 22.4%
249,205	TIAA-CREF Emerging Markets Equity Index Fund	2,462,142
474,685	TIAA-CREF International Equity Index Fund	7,181,982

	TOTAL INTERNATIONAL EQUITY	9,644,124

U.S. EQUITY - 67.1%
2,688,824	TIAA-CREF Equity Index Fund	28,904,855

	TOTAL U.S. EQUITY	28,904,855

	TOTAL TIAA-CREF FUNDS	42,724,180

	(Cost $38,563,267)

	TOTAL INVESTMENTS - 99.2%	42,724,180
	(Cost $38,563,267)
	OTHER ASSETS & LIABILITIES, NET - 0.8%	345,398

	NET ASSETS - 100.0%	$43,069,578

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

10

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2055 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2055 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 9.8%
101,160	TIAA-CREF Bond Index Fund	$1,116,808

	TOTAL FIXED INCOME	1,116,808

INTERNATIONAL EQUITY - 22.5%
66,425	TIAA-CREF Emerging Markets Equity Index Fund	656,276
126,521	TIAA-CREF International Equity Index Fund	1,914,267

	TOTAL INTERNATIONAL EQUITY	2,570,543

U.S. EQUITY - 67.5%
717,751	TIAA-CREF Equity Index Fund	7,715,828

	TOTAL U.S. EQUITY	7,715,828

	TOTAL TIAA-CREF FUNDS	11,403,179

	(Cost $11,443,458)

	TOTAL INVESTMENTS - 99.8%	11,403,179
	(Cost $11,443,458)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	27,445

	NET ASSETS - 100.0%	$11,430,624

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

11

TIAA-CREF Lifecycle Index Funds - Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

The Lifecycle Index Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer Institutional, Retirement and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments.

Investment transactions: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”), pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. As of August 31, 2012, there were no transfers between levels by the Funds.

As of August 31, 2012, all of the investments in the Lifecycle Index Funds were valued based on Level 1 inputs.

12

TIAA-CREF Lifecycle Index Funds - Notes to Schedules of Investments (unaudited)

Note 3—affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at May 31, 2012	Purchase cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at August 31, 2012

Lifecycle Index Retirement Income
TIAA-CREF Bond Index	$7,372,835	$558,728	$141,717	$215	$37,922	$7,860,560
TIAA-CREF Emerging Markets Equity Index	380,733	31,469	25,646	(4,333)	—	409,174
TIAA-CREF Equity Index	4,354,657	260,036	152,137	60	—	4,805,089
TIAA-CREF Inflation-Linked Bond	1,480,252	127,627	28,322	(166)	20,747	1,574,559
TIAA-CREF International Equity Index	1,064,670	74,539	65,024	(4,071)	—	1,193,574

	$14,653,147	$1,052,399	$412,846	$(8,295)	$58,669	$15,842,956

Lifecycle Index 2010
TIAA-CREF Bond Index	$36,579,175	$3,923,869	$952,038	$(2,674)	$188,483	$39,902,312
TIAA-CREF Emerging Markets Equity Index	2,515,358	255,319	175,359	(29,645)	—	2,740,145
TIAA-CREF Equity Index	28,774,018	2,282,125	1,130,052	(2,491)	—	32,168,817
TIAA-CREF Inflation-Linked Bond	5,498,823	704,761	140,308	(300)	76,052	6,046,802
TIAA-CREF International Equity Index	7,033,112	637,459	458,275	(33,236)	—	7,992,909

	$80,400,486	$7,803,533	$2,856,032	$(68,346)	$264,535	$88,850,985

Lifecycle Index 2015
TIAA-CREF Bond Index	$51,530,047	$5,348,200	$944,016	$2,233	$264,472	$56,432,148
TIAA-CREF Emerging Markets Equity Index	4,534,230	395,331	258,113	(45,240)	—	4,930,596
TIAA-CREF Equity Index	51,873,954	3,585,251	1,593,217	(18,591)	—	57,878,995
TIAA-CREF Inflation-Linked Bond	6,111,276	784,002	117,027	980	84,283	6,761,235
TIAA-CREF International Equity Index	12,679,431	991,543	684,952	(60,590)	—	14,382,409

	$126,728,938	$11,104,327	$3,597,325	$(121,208)	$348,755	$140,385,383

Lifecycle Index 2020
TIAA-CREF Bond Index	$54,459,629	$6,216,079	$667,509	$1,032	$281,541	$60,537,324
TIAA-CREF Emerging Markets Equity Index	6,436,516	580,558	266,296	(50,191)	—	7,121,913
TIAA-CREF Equity Index	73,747,498	5,454,542	1,342,210	(25,224)	—	83,606,646
TIAA-CREF Inflation-Linked Bond	4,401,974	662,130	51,241	403	60,827	5,001,108
TIAA-CREF International Equity Index	18,007,275	1,526,439	759,019	(67,623)	—	20,774,430

	$157,052,892	$14,439,748	$3,086,275	$(141,603)	$342,368	$177,041,421

Lifecycle Index 2025
TIAA-CREF Bond Index	$41,249,153	$4,717,991	$603,016	$403	$213,348	$45,762,238
TIAA-CREF Emerging Markets Equity Index	6,640,842	603,076	276,798	(54,252)	—	7,351,569
TIAA-CREF Equity Index	76,167,211	5,364,123	1,068,068	(26,427)	—	86,409,737
TIAA-CREF Inflation-Linked Bond	1,111,167	260,741	7,206	(44)	15,428	1,362,096
TIAA-CREF International Equity Index	18,573,617	1,522,622	711,872	(92,547)	—	21,454,818

	$143,741,990	$12,468,553	$2,666,960	$(172,867)	$228,776	$162,340,458

Lifecycle Index 2030
TIAA-CREF Bond Index	$33,133,138	$3,763,380	$216,231	$1,219	$171,999	$37,002,482
TIAA-CREF Emerging Markets Equity Index	7,926,601	687,499	207,422	(50,882)	—	8,864,578
TIAA-CREF Equity Index	91,179,745	6,149,453	361,815	(5,214)	—	104,108,327
TIAA-CREF International Equity Index	22,164,187	1,768,714	552,328	(108,496)	—	25,855,375

	$154,403,671	$12,369,046	$1,337,796	$(163,373)	$171,999	$175,830,762

Lifecycle Index 2035
TIAA-CREF Bond Index	$19,479,702	$2,245,375	$376,283	$1,100	$100,976	$21,536,515
TIAA-CREF Emerging Markets Equity Index	8,067,856	823,833	248,133	(59,812)	—	9,124,821
TIAA-CREF Equity Index	94,795,777	5,519,772	267,953	(3,870)	—	107,469,137
TIAA-CREF International Equity Index	22,534,533	2,016,220	449,832	(92,755)	—	26,680,677

	$144,877,868	$10,605,200	$1,342,201	$(155,337)	$100,976	$164,811,150

Lifecycle Index 2040
TIAA-CREF Bond Index	$20,144,236	$1,384,477	$685,169	$2,736	$101,914	$21,030,748
TIAA-CREF Emerging Markets Equity Index	11,186,075	840,766	292,994	(73,626)	—	12,406,012
TIAA-CREF Equity Index	131,612,674	4,445,880	384,273	(13,558)	—	145,932,605
TIAA-CREF International Equity Index	31,251,659	2,059,957	668,644	(139,138)	—	36,218,948

	$194,194,644	$8,731,080	$2,031,080	$(223,586)	$101,914	$215,588,313

Lifecycle Index 2045
TIAA-CREF Bond Index	$5,766,581	$716,771	$85,223	$49	$30,442	$6,454,004
TIAA-CREF Emerging Markets Equity Index	3,195,248	448,284	39,742	(9,257)	—	3,804,145
TIAA-CREF Equity Index	37,682,520	4,192,419	123,205	(1,415)	—	44,817,051
TIAA-CREF International Equity Index	8,946,840	1,150,024	35,328	(5,167)	—	11,128,437

	$55,591,189	$6,507,498	$283,498	$(15,790)	$30,442	$66,203,637

13

TIAA-CREF Lifecycle Index Funds - Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2012	Purchase cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at August 31, 2012

Lifecycle Index 2050
TIAA-CREF Bond Index	$3,739,239	$447,154	$47,486	$(76)	$19,755	$4,175,201
TIAA-CREF Emerging Markets Equity Index	2,077,920	279,915	25,800	(5,534)	—	2,462,142
TIAA-CREF Equity Index	24,425,781	2,730,258	242,072	(2,780)	—	28,904,855
TIAA-CREF International Equity Index	5,804,102	727,313	42,032	(6,288)	—	7,181,982

	$36,047,042	$4,184,640	$357,390	$(14,678)	$19,755	$42,724,180

Lifecycle Index 2055
TIAA-CREF Bond Index	$1,067,942	$73,932	$34,974	$259	$5,384	$1,116,808
TIAA-CREF Emerging Markets Equity Index	593,673	40,187	12,966	(3,809)	—	656,276
TIAA-CREF Equity Index	6,970,868	225,679	20,311	(999)	—	7,715,828
TIAA-CREF International Equity Index	1,662,730	89,325	26,144	(6,996)	—	1,914,267

	$10,295,213	$429,123	$94,395	$(11,545)	$5,384	$11,403,179

Note 4—investments

Net unrealized appreciation (depreciation): At August 31, 2012, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)

Lifecycle Index Retirement Income	$14,279,580	$1,583,985	$(20,609)	$1,563,376
Lifecycle Index 2010	80,215,022	8,783,886	(147,923)	8,635,963
Lifecycle Index 2015	126,843,082	13,827,605	(285,304)	13,542,301
Lifecycle Index 2020	160,178,699	17,334,993	(472,271)	16,862,722
Lifecycle Index 2025	146,319,382	16,532,722	(511,646)	16,021,076
Lifecycle Index 2030	157,819,580	18,741,924	(730,742)	18,011,182
Lifecycle Index 2035	147,316,550	18,228,844	(734,244)	17,494,600
Lifecycle Index 2040	190,982,611	25,578,223	(972,521)	24,605,702
Lifecycle Index 2045	60,031,414	6,466,084	(293,861)	6,172,223
Lifecycle Index 2050	38,563,267	4,351,346	(190,433)	4,160,913
Lifecycle Index 2055	11,443,458	311,922	(352,201)	(40,279)

14

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Income Fund

TIAA-CREF LIFESTYLE FUNDS
LIFESTYLE INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.4%(a)

FIXED INCOME - 39.8%
234,145	TIAA-CREF Bond Fund	$2,554,522
241,802	TIAA-CREF Bond Plus Fund	2,633,229
7,709	TIAA-CREF High-Yield Fund	78,555

	TOTAL FIXED INCOME	5,266,306

INTERNATIONAL EQUITY - 6.8%
25,578	TIAA-CREF Emerging Markets Equity Fund	252,201
16,870	TIAA-CREF Enhanced International Equity Index Fund	110,834
3,513	TIAA-CREF Global Natural Resources Fund	34,146
59,208	TIAA-CREF International Equity Fund	497,346

	TOTAL INTERNATIONAL EQUITY	894,527

SHORT-TERM FIXED INCOME - 39.7%
500,666	TIAA-CREF Short-Term Bond Fund	5,256,992

	TOTAL SHORT-TERM FIXED INCOME	5,256,992

U.S. EQUITY - 13.1%
13,932	TIAA-CREF Enhanced Large-Cap Growth Index Fund	136,392
16,395	TIAA-CREF Enhanced Large-Cap Value Index Fund	139,026
37,163	TIAA-CREF Growth & Income Fund	386,864
38,606	TIAA-CREF Large-Cap Growth Fund	452,075
33,444	TIAA-CREF Large-Cap Value Fund	458,852
782	TIAA-CREF Mid-Cap Growth Fund	15,690
1,073	TIAA-CREF Mid-Cap Value Fund	19,635
9,514	TIAA-CREF Small-Cap Equity Fund	138,995

	TOTAL U.S. EQUITY	1,747,529

	TOTAL TIAA-CREF FUNDS	13,165,354

	(Cost $12,659,082)

	TOTAL INVESTMENTS - 99.4%	13,165,354
	(Cost $12,659,082)
	OTHER ASSETS & LIABILITIES, NET - 0.6%	76,430

	NET ASSETS - 100.0%	$13,241,784

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

1

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Conservative Fund

TIAA-CREF LIFESTYLE FUNDS
LIFESTYLE CONSERVATIVE FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.0%(a)

FIXED INCOME - 39.8%
140,009	TIAA-CREF Bond Fund	$1,527,497
447,635	TIAA-CREF Bond Plus Fund	4,874,742
9,527	TIAA-CREF High-Yield Fund	97,084

	TOTAL FIXED INCOME	6,499,323

INTERNATIONAL EQUITY - 12.9%
55,036	TIAA-CREF Emerging Markets Equity Fund	542,651
67,243	TIAA-CREF Enhanced International Equity Index Fund	441,787
4,211	TIAA-CREF Global Natural Resources Fund	40,936
127,823	TIAA-CREF International Equity Fund	1,073,716

	TOTAL INTERNATIONAL EQUITY	2,099,090

SHORT-TERM FIXED INCOME - 19.9%
309,163	TIAA-CREF Short-Term Bond Fund	3,246,210

	TOTAL SHORT-TERM FIXED INCOME	3,246,210

U.S. EQUITY - 27.4%
38,819	TIAA-CREF Enhanced Large-Cap Growth Index Fund	380,038
45,606	TIAA-CREF Enhanced Large-Cap Value Index Fund	386,737
92,111	TIAA-CREF Growth & Income Fund	958,878
96,052	TIAA-CREF Large-Cap Growth Fund	1,124,765
82,934	TIAA-CREF Large-Cap Value Fund	1,137,853
3,001	TIAA-CREF Mid-Cap Growth Fund	60,194
3,802	TIAA-CREF Mid-Cap Value Fund	69,580
23,653	TIAA-CREF Small-Cap Equity Fund	345,570

	TOTAL U.S. EQUITY	4,463,615

	TOTAL TIAA-CREF FUNDS	16,308,238

	(Cost $15,528,205)

	TOTAL INVESTMENTS - 100.0%	16,308,238
	(Cost $15,528,205)
	OTHER ASSETS & LIABILITIES, NET - 0.0%	(6,496)

	NET ASSETS - 100.0%	$16,301,742

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

2

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Moderate Fund

TIAA-CREF LIFESTYLE FUNDS
LIFESTYLE MODERATE FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.3%(a)

FIXED INCOME - 39.7%
569,519	TIAA-CREF Bond Plus Fund	$6,202,067
9,217	TIAA-CREF High-Yield Fund	93,924

	TOTAL FIXED INCOME	6,295,991

INTERNATIONAL EQUITY - 18.6%
75,687	TIAA-CREF Emerging Markets Equity Fund	746,269
108,648	TIAA-CREF Enhanced International Equity Index Fund	713,820
4,198	TIAA-CREF Global Natural Resources Fund	40,809
174,666	TIAA-CREF International Equity Fund	1,467,194

	TOTAL INTERNATIONAL EQUITY	2,968,092

U.S. EQUITY - 41.0%
58,048	TIAA-CREF Enhanced Large-Cap Growth Index Fund	568,292
68,128	TIAA-CREF Enhanced Large-Cap Value Index Fund	577,722
133,339	TIAA-CREF Growth & Income Fund	1,388,063
138,513	TIAA-CREF Large-Cap Growth Fund	1,621,989
119,995	TIAA-CREF Large-Cap Value Fund	1,646,325
4,777	TIAA-CREF Mid-Cap Growth Fund	95,832
6,006	TIAA-CREF Mid-Cap Value Fund	109,906
34,136	TIAA-CREF Small-Cap Equity Fund	498,726

	TOTAL U.S. EQUITY	6,506,855

	TOTAL TIAA-CREF FUNDS	15,770,938

	(Cost $14,789,413)

	TOTAL INVESTMENTS - 99.3%	15,770,938
	(Cost $14,789,413)
	OTHER ASSETS & LIABILITIES, NET - 0.7%	105,087

	NET ASSETS - 100.0%	$15,876,025

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

3

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Growth Fund

TIAA-CREF LIFESTYLE FUNDS
LIFESTYLE GROWTH FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.1%(a)

FIXED INCOME - 19.7%
231,367	TIAA-CREF Bond Plus Fund	$2,519,589
7,734	TIAA-CREF High-Yield Fund	78,805

	TOTAL FIXED INCOME	2,598,394

INTERNATIONAL EQUITY - 25.0%
82,293	TIAA-CREF Emerging Markets Equity Fund	811,413
127,859	TIAA-CREF Enhanced International Equity Index Fund	840,033
3,452	TIAA-CREF Global Natural Resources Fund	33,556
190,922	TIAA-CREF International Equity Fund	1,603,743

	TOTAL INTERNATIONAL EQUITY	3,288,745

U.S. EQUITY - 55.4%
65,818	TIAA-CREF Enhanced Large-Cap Growth Index Fund	644,354
77,307	TIAA-CREF Enhanced Large-Cap Value Index Fund	655,563
148,784	TIAA-CREF Growth & Income Fund	1,548,845
154,831	TIAA-CREF Large-Cap Growth Fund	1,813,076
133,664	TIAA-CREF Large-Cap Value Fund	1,833,869
5,643	TIAA-CREF Mid-Cap Growth Fund	113,208
7,029	TIAA-CREF Mid-Cap Value Fund	128,635
38,172	TIAA-CREF Small-Cap Equity Fund	557,689

	TOTAL U.S. EQUITY	7,295,239

	TOTAL TIAA-CREF FUNDS	13,182,378

	(Cost $12,138,257)

	TOTAL INVESTMENTS - 100.1%	13,182,378
	(Cost $12,138,257)
	OTHER ASSETS & LIABILITIES, NET - (0.1)%	(15,162)

	NET ASSETS - 100.0%	$13,167,216

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

4

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Aggressive Growth Fund

TIAA-CREF LIFESTYLE FUNDS
LIFESTYLE AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.0%(a)

INTERNATIONAL EQUITY - 30.9%
100,377	TIAA-CREF Emerging Markets Equity Fund	$989,721
163,033	TIAA-CREF Enhanced International Equity Index Fund	1,071,126
3,433	TIAA-CREF Global Natural Resources Fund	33,365
232,058	TIAA-CREF International Equity Fund	1,949,284

	TOTAL INTERNATIONAL EQUITY	4,043,496

U.S. EQUITY - 69.1%
82,322	TIAA-CREF Enhanced Large-Cap Growth Index Fund	805,937
96,642	TIAA-CREF Enhanced Large-Cap Value Index Fund	819,520
184,354	TIAA-CREF Growth & Income Fund	1,919,125
191,259	TIAA-CREF Large-Cap Growth Fund	2,239,638
165,517	TIAA-CREF Large-Cap Value Fund	2,270,891
7,146	TIAA-CREF Mid-Cap Growth Fund	143,344
8,893	TIAA-CREF Mid-Cap Value Fund	162,751
47,131	TIAA-CREF Small-Cap Equity Fund	688,588

	TOTAL U.S. EQUITY	9,049,794

	TOTAL TIAA-CREF FUNDS	13,093,290

	(Cost $11,947,647)

	TOTAL INVESTMENTS - 100.0%	13,093,290
	(Cost $11,947,647)
	OTHER ASSETS & LIABILITIES, NET - 0.0%	3,271

	NET ASSETS - 100.0%	$13,096,561

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

5

TIAA-CREF Lifestyle Funds – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

The Lifestyle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds. The Funds offer Institutional, Retirement, Retail and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments.

Investment transactions: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”), pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended August 31, 2012, there were no transfers between levels by the Funds.

6

TIAA-CREF Lifestyle Funds – Notes to Schedules of Investments (unaudited)

As of August 31, 2012, all of the investments in the Lifestyle Funds were valued based on Level 1 inputs.

Note 3—affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at May 31, 2012	Purchase cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at August 31, 2012

Lifestyle Income
TIAA-CREF Bond	$2,257,836	$383,805	$136,795	$(335)	$15,621	$2,554,522
TIAA-CREF Bond Plus	2,255,725	405,592	80,849	61	18,799	2,633,229
TIAA-CREF Emerging Markets Equity	159,376	103,023	19,529	(1,039)	—	252,201
TIAA-CREF Enhanced International Equity Index	200,357	33,363	146,035	6,055	—	110,834
TIAA-CREF Enhanced Large-Cap Growth Index	145,307	25,356	44,015	1,562	—	136,392
TIAA-CREF Enhanced Large-Cap Value Index	140,011	27,503	40,626	1,695	—	139,026
TIAA-CREF Global Natural Resources	—	35,017	—	—	—	34,146
TIAA-CREF Growth & Income	324,254	63,590	27,170	(255)	1,174	386,864
TIAA-CREF High-Yield	—	79,667	1,362	—	235	78,555
TIAA-CREF International Equity	299,413	194,121	31,910	(960)	—	497,346
TIAA-CREF Large-Cap Growth	388,265	77,137	40,139	(382)	—	452,075
TIAA-CREF Large-Cap Value	373,279	84,150	29,162	(174)	—	458,852
TIAA-CREF Mid-Cap Growth	28,522	4,563	19,093	1,483	—	15,690
TIAA-CREF Mid-Cap Value	28,581	6,171	17,016	1,254	—	19,635
TIAA-CREF Short-Term Bond	4,482,668	891,798	159,076	2	18,833	5,256,992
TIAA-CREF Small-Cap Equity	118,978	24,552	12,712	(91)	—	138,995

	$11,202,572	$2,439,408	$805,489	$8,876	$54,662	$13,165,354

Lifestyle Conservative
TIAA-CREF Bond	$1,243,794	$326,382	$72,433	$(347)	$9,090	$1,527,497
TIAA-CREF Bond Plus	3,726,989	1,065,839	13,424	(8)	33,011	4,874,742
TIAA-CREF Emerging Markets Equity	353,591	168,781	2,084	(168)	—	542,651
TIAA-CREF Enhanced International Equity Index	444,444	90,768	145,288	4,773	—	441,787
TIAA-CREF Enhanced Large-Cap Growth Index	321,666	70,345	34,487	29	—	380,038
TIAA-CREF Enhanced Large-Cap Value Index	310,067	83,284	34,450	777	—	386,737
TIAA-CREF Global Natural Resources	—	42,022	—	—	—	40,936
TIAA-CREF Growth & Income	718,002	180,433	—	—	2,705	958,878
TIAA-CREF High-Yield	—	97,204	426	—	268	97,084
TIAA-CREF International Equity	663,840	334,100	5,338	(548)	—	1,073,716
TIAA-CREF Large-Cap Growth	859,601	204,648	744	(33)	—	1,124,765
TIAA-CREF Large-Cap Value	826,716	241,134	—	—	—	1,137,853
TIAA-CREF Mid-Cap Growth	63,129	11,594	18,521	621	—	60,194
TIAA-CREF Mid-Cap Value	63,329	19,861	17,940	509	—	69,580
TIAA-CREF Short-Term Bond	2,480,542	748,072	7,381	(2)	11,017	3,246,210
TIAA-CREF Small-Cap Equity	263,426	63,849	74	(1)	—	345,570

	$12,339,136	$3,748,316	$352,590	$5,602	$56,091	$16,308,238

Lifestyle Moderate
TIAA-CREF Bond Plus	$5,236,196	$1,234,494	$391,406	$(164)	$42,865	$6,202,067
TIAA-CREF Emerging Markets Equity	559,642	184,716	31,733	(3,680)	—	746,269
TIAA-CREF Enhanced International Equity Index	703,796	109,980	175,828	640	—	713,820
TIAA-CREF Enhanced Large-Cap Growth Index	508,560	83,244	56,088	(640)	—	568,292
TIAA-CREF Enhanced Large-Cap Value Index	490,136	102,728	55,619	(84)	—	577,722
TIAA-CREF Global Natural Resources	—	41,841	—	—	—	40,809
TIAA-CREF Growth & Income	1,135,408	219,282	53,938	(2,473)	4,076	1,388,063
TIAA-CREF High-Yield	—	93,632	—	—	242	93,924
TIAA-CREF International Equity	1,050,298	363,328	63,886	(6,521)	—	1,467,194
TIAA-CREF Large-Cap Growth	1,358,395	237,961	62,364	(3,568)	—	1,621,989
TIAA-CREF Large-Cap Value	1,307,283	302,454	65,249	(2,766)	—	1,646,325
TIAA-CREF Mid-Cap Growth	99,705	13,628	23,206	230	—	95,832
TIAA-CREF Mid-Cap Value	100,050	25,056	21,460	222	—	109,906
TIAA-CREF Small-Cap Equity	416,445	76,776	20,971	(1,698)	—	498,726

	$12,965,914	$3,089,120	$1,021,748	$(20,502)	$47,183	$15,770,938

7

TIAA-CREF Lifestyle Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2012	Purchase cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at August 31, 2012

Lifestyle Growth
TIAA-CREF Bond Plus	$2,353,777	$274,363	$162,277	$167	$19,089	$2,519,589
TIAA-CREF Emerging Markets Equity	660,944	121,244	11,975	(943)	—	811,413
TIAA-CREF Enhanced International Equity Index	831,086	54,375	136,393	2,248	—	840,033
TIAA-CREF Enhanced Large-Cap Growth Index	606,535	37,463	38,847	432	—	644,354
TIAA-CREF Enhanced Large-Cap Value Index	585,339	60,032	38,265	785	—	655,563
TIAA-CREF Global Natural Resources	—	34,906	465	(6)	—	33,556
TIAA-CREF Growth & Income	1,355,207	112,425	23,511	(91)	4,781	1,548,845
TIAA-CREF High-Yield	—	78,731	201	(1)	209	78,805
TIAA-CREF International Equity	1,242,169	237,806	15,974	(878)	—	1,603,743
TIAA-CREF Large-Cap Growth	1,623,310	110,443	26,371	(531)	—	1,813,076
TIAA-CREF Large-Cap Value	1,558,962	183,574	30,966	(137)	—	1,833,869
TIAA-CREF Mid-Cap Growth	119,329	6,245	19,193	938	—	113,208
TIAA-CREF Mid-Cap Value	119,299	18,814	16,906	420	—	128,635
TIAA-CREF Small-Cap Equity	497,068	37,366	8,393	(304)	—	557,689

	$11,553,025	$1,367,787	$529,737	$2,099	$24,079	$13,182,378

Lifestyle Aggressive Growth
TIAA-CREF Emerging Markets Equity	$808,679	$152,809	$22,852	$(2,560)	$—	$989,721
TIAA-CREF Enhanced International Equity Index	1,017,986	89,260	148,762	(2,067)	—	1,071,126
TIAA-CREF Enhanced Large-Cap Growth Index	750,159	53,417	46,302	(33)	—	805,937
TIAA-CREF Enhanced Large-Cap Value Index	723,269	80,340	44,233	501	—	819,520
TIAA-CREF Global Natural Resources	—	35,067	818	(2)	—	33,365
TIAA-CREF Growth & Income	1,676,453	145,921	32,968	(697)	6,132	1,919,125
TIAA-CREF International Equity	1,518,553	289,551	32,136	(2,807)	—	1,949,284
TIAA-CREF Large-Cap Growth	2,000,715	149,949	41,536	(1,099)	—	2,239,638
TIAA-CREF Large-Cap Value	1,926,192	240,188	46,988	(768)	—	2,270,891
TIAA-CREF Mid-Cap Growth	147,359	9,443	21,915	422	—	143,344
TIAA-CREF Mid-Cap Value	147,432	24,222	18,154	308	—	162,751
TIAA-CREF Small-Cap Equity	614,579	47,434	12,761	(707)	—	688,588

	$11,331,376	$1,317,601	$469,425	$(9,509)	$6,132	$13,093,290

Note 4—investments

Net unrealized appreciation (depreciation): At August 31, 2012, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)

Lifestyle Income	$12,659,082	$507,142	$(870)	$506,272
Lifestyle Conservative	15,528,205	781,120	(1,087)	780,033
Lifestyle Moderate	14,789,413	982,558	(1,033)	981,525
Lifestyle Growth	12,138,257	1,045,000	(879)	1,044,121
Lifestyle Aggressive Growth	11,947,647	1,146,526	(883)	1,145,643

8

TIAA-CREF Funds – Managed Allocation Fund

TIAA-CREF FUNDS
MANAGED ALLOCATION FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.0%(a)

FIXED INCOME - 39.4%
20,990,925	TIAA-CREF Bond Plus Fund	$228,591,176
342,411	TIAA-CREF High-Yield Fund	3,489,164

	TOTAL FIXED INCOME	232,080,340

INTERNATIONAL EQUITY - 15.9%
2,616,535	TIAA-CREF Emerging Markets Equity Fund	25,799,032
4,149,658	TIAA-CREF Enhanced International Equity Index Fund	27,263,252
148,114	TIAA-CREF Global Natural Resources Fund	1,439,671
4,681,132	TIAA-CREF International Equity Fund	39,321,511

	TOTAL INTERNATIONAL EQUITY	93,823,466

U.S. EQUITY - 44.7%
4,852,190	TIAA-CREF Enhanced Large-Cap Growth Index Fund	47,502,945
5,696,180	TIAA-CREF Enhanced Large-Cap Value Index Fund	48,303,605
4,037,077	TIAA-CREF Growth & Income Fund	42,025,969
4,193,376	TIAA-CREF Large-Cap Growth Fund	49,104,438
3,623,612	TIAA-CREF Large-Cap Value Fund	49,715,957
138,472	TIAA-CREF Mid-Cap Growth Fund	2,777,741
173,811	TIAA-CREF Mid-Cap Value Fund	3,180,743
1,377,841	TIAA-CREF Small-Cap Equity Fund	20,130,263

	TOTAL U.S. EQUITY	262,741,661

	TOTAL TIAA-CREF FUNDS	588,645,467

	(Cost $559,254,330)

	TOTAL INVESTMENTS - 100.0%	588,645,467
	(Cost $559,254,330)
	OTHER ASSETS & LIABILITIES, NET - 0.0%	(126,423)

	NET ASSETS - 100.0%	$588,519,044

(a)	The Fund invests it’s assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

1

TIAA-CREF Managed Allocation Fund – Notes to Schedule of Investments (unaudited)

Note 1—organization and significant accounting policies

The TIAA-CREF Managed Allocation Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Fund offers its shares, without a sales load, through its principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Fund. The Fund offers three share classes: Institutional, Retirement and Retail Classes of shares. Each class differs by the allocation of class specific expenses and voting rights in matters affecting a single class.

The accompanying schedule of investments was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Fund.

Security valuation: The Fund’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedule of investments.

Investment transactions: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Transactions with affiliates: The Fund may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”), pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended August 31, 2012, there were no transfers between levels by the Fund.

As of August 31, 2012, all of the investments in the Fund were valued based on Level 1 inputs.

2

TIAA-CREF Managed Allocation Fund – Notes to Schedule of Investments (unaudited)

Note 3—affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at May 31, 2012	Purchase cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at August 31, 2012

Managed Allocation
TIAA-CREF Bond Plus	$227,702,125	$7,494,647	$11,657,016	$927,590	$1,778,787	$228,591,176
TIAA-CREF Emerging Markets Equity	21,825,293	3,752,439	1,087,336	57,241	—	25,799,032
TIAA-CREF Enhanced International Equity Index	30,609,757	364,239	6,965,185	417,446	—	27,263,252
TIAA-CREF Enhanced Large-Cap Growth Index	47,166,686	280,540	2,873,918	888,362	—	47,502,945
TIAA-CREF Enhanced Large-Cap Value Index	45,449,291	687,550	1,457,153	398,887	—	48,303,605
TIAA-CREF Global Natural Resources	—	1,479,403	—	—	—	1,439,671
TIAA-CREF Growth & Income	39,485,727	184,083	570,756	217,750	137,896	42,025,969
TIAA-CREF High-Yield	—	3,477,741	—	—	9,305	3,489,164
TIAA-CREF International Equity	30,422,817	6,678,103	1,085,813	72,875	—	39,321,511
TIAA-CREF Large-Cap Growth	47,190,572	412,901	1,442,146	169,338	—	49,104,438
TIAA-CREF Large-Cap Value	45,525,764	840,321	73,864	12,662	—	49,715,957
TIAA-CREF Mid-Cap Growth	3,467,641	57,538	935,836	431,443	—	2,777,741
TIAA-CREF Mid-Cap Value	3,486,992	197,874	709,707	299,480	—	3,180,743
TIAA-CREF Small-Cap Equity	19,308,982	371,403	750,734	177,001	—	20,130,263

	$561,641,647	$26,278,782	$29,609,464	$4,070,075	$1,925,988	$588,645,467

Note 4—investments

Net unrealized appreciation (depreciation): At August 31, 2012, the cost of portfolio investments for federal income tax purposes was $ 559,254,330. Net unrealized appreciation (depreciation) of portfolio investments for federal income tax purposes was $ 29,391,137, consisting of gross unrealized appreciation of $ 49,524,543 and gross unrealized depreciation of $ (20,133,406).

3

Item 2. Controls and Procedures.

          (a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

          (b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Date: October 15, 2012	By:	/s/ Roger W. Ferguson, Jr.

Roger W. Ferguson, Jr.
Principal Executive Officer and President

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: October 15, 2012	By:	/s/ Roger W. Ferguson, Jr.

Roger W. Ferguson, Jr.
Principal Executive Officer and President
(principal executive officer)

Date: October 15, 2012	By:	/s/ Phillip G. Goff

Phillip G. Goff
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer
3(b) Section 302 certification of the principal financial officer